Fair Value of Financial Instruments (Details 3) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets and liabilities measured at fair value
Available for sale securities	$ 228,443,000	$ 203,445,000	$ 201,032,000
Interest rate swap		(338,000)	(602,000)
Government sponsored enterprises
Assets and liabilities measured at fair value
Available for sale securities	3,327,000	1,534,000	34,000
Mortgage-backed securities
Assets and liabilities measured at fair value
Available for sale securities	123,500,000	112,144,000	141,631,000
Small Business Administration securities
Assets and liabilities measured at fair value
Available for sale securities	57,961,000	54,993,000	36,479,000
State and local government
Assets and liabilities measured at fair value
Available for sale securities	41,353,000	32,373,000	20,488,000
Corporate and other securities
Assets and liabilities measured at fair value
Available for sale securities	2,302,000	2,401,000	2,400,000
Fair value
Assets and liabilities measured at fair value
Available for sale securities	228,443,000	203,445,000	201,032,000
Interest rate swap	(87,000)	(338,000)	(602,000)
Total	228,356,000	203,107,000
Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets and liabilities measured at fair value
Available for sale securities	826,000	914,000
Total	826,000	914,000
Significant Other Observable Inputs (Level 2)
Assets and liabilities measured at fair value
Available for sale securities	227,200,000	202,114,000
Total	227,200,000	202,114,000
Significant Unobservable Inputs (Level 3)
Assets and liabilities measured at fair value
Available for sale securities	417,000	417,000
Interest rate swap	(87,000)	(338,000)
Total	330,000	79,000
Recurring basis
Assets and liabilities measured at fair value
Fair value of liabilities	0	0
Recurring basis | Fair value
Assets and liabilities measured at fair value
Available for sale securities		203,445,000	201,032,000
Interest rate swap		(338,000)	(602,000)
Total		203,107,000	200,430,000
Recurring basis | Fair value | Government sponsored enterprises
Assets and liabilities measured at fair value
Available for sale securities	3,327,000	1,534,000	34,000
Recurring basis | Fair value | Mortgage-backed securities
Assets and liabilities measured at fair value
Available for sale securities	123,500,000	112,144,000	141,631,000
Recurring basis | Fair value | Small Business Administration securities
Assets and liabilities measured at fair value
Available for sale securities	57,961,000	54,993,000	36,479,000
Recurring basis | Fair value | State and local government
Assets and liabilities measured at fair value
Available for sale securities	41,353,000	32,373,000	20,488,000
Recurring basis | Fair value | Corporate and other securities
Assets and liabilities measured at fair value
Available for sale securities	2,302,000	2,401,000	2,400,000
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets and liabilities measured at fair value
Available for sale securities		914,000	926,000
Total		914,000	926,000
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Corporate and other securities
Assets and liabilities measured at fair value
Available for sale securities	826,000	914,000	926,000
Recurring basis | Significant Other Observable Inputs (Level 2)
Assets and liabilities measured at fair value
Available for sale securities		202,114,000	200,106,000
Total		202,114,000	200,106,000
Recurring basis | Significant Other Observable Inputs (Level 2) | Government sponsored enterprises
Assets and liabilities measured at fair value
Available for sale securities	3,327,000	1,534,000	34,000
Recurring basis | Significant Other Observable Inputs (Level 2) | Mortgage-backed securities
Assets and liabilities measured at fair value
Available for sale securities	123,500,000	112,144,000	141,631,000
Recurring basis | Significant Other Observable Inputs (Level 2) | Small Business Administration securities
Assets and liabilities measured at fair value
Available for sale securities	57,961,000	54,993,000	36,479,000
Recurring basis | Significant Other Observable Inputs (Level 2) | State and local government
Assets and liabilities measured at fair value
Available for sale securities	41,353,000	32,373,000	20,488,000
Recurring basis | Significant Other Observable Inputs (Level 2) | Corporate and other securities
Assets and liabilities measured at fair value
Available for sale securities	1,059,000	1,070,000	1,474,000
Recurring basis | Significant Unobservable Inputs (Level 3)
Assets and liabilities measured at fair value
Available for sale securities		417,000
Interest rate swap		(338,000)	(602,000)
Total		79,000	(602,000)
Recurring basis | Significant Unobservable Inputs (Level 3) | Corporate and other securities
Assets and liabilities measured at fair value
Available for sale securities	$ 417,000	$ 417,000